Segment Information and Revenue Analysis (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenues	$ 64,932,937	$ 48,938,593	$ 31,361,976
Mainland China [Member]
Segment Reporting Information [Line Items]
Revenues	60,398,820	47,196,671	30,822,390
Singapore [Member]
Segment Reporting Information [Line Items]
Revenues	2,525,489
Hong Kong [Member]
Segment Reporting Information [Line Items]
Revenues	1,961,763	1,414,175	362,892
Australia [Member]
Segment Reporting Information [Line Items]
Revenues	46,865	210,984	176,694
Taiwan [Member]
Segment Reporting Information [Line Items]
Revenues		$ 116,763